Note 2: Summary of Significant Accounting Practices: Oil and Gas Exploration (Policies)	6 Months Ended
Nov. 30, 2013
Policies
Oil and Gas Exploration

OIL AND GAS EXPLORATION

The Company does not explore for oil and gas deposits. The Company may drill a new well, which is categorized as an offset well to an existing well that is producing oil or gas. The Company’s current business model does not include “wild cat” or exploratory drilling.